CUSTOMERS AND GEOGRAPHIC INFORMATION (Narrative) (Details) - Sales Revenue Goods Net [Member] - Affiliate Companies [Member] - Customer Concentration Risk [Member]	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Customer One [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Percentage of total revenues	22.40%	20.10%
Customer Two [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Percentage of total revenues	14.00%